January 14, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

         Re:  Corporate High Yield Fund, Inc.
         Pre-Effective Amendment No. 2 to the
         Registration Statement on Form N-14
         (Securities Act File No. 333-101393 and
         Investment Company Act File No. 811-07634)
         ------------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Corporate High Yield Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14; and

(2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on December 31, 2002.


                                       Very truly yours,

                                       Corporate High Yield Fund, Inc.

                                       By: /s/ David W. Clayton
                                           ---------------------------------
                                           David W. Clayton
                                           Secretary